Loss per Share - Schedule of Computation of Basic Loss Per Share (EPS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share)	$ (1.64)	$ (1.43)	$ (4.22)
Diluted loss per share (in dollars per share)	$ (1.64)	$ (1.43)	$ (4.22)
Issued ordinary shares at the end of the year (in shares)	229,263,598	137,218,175	110,159,352
Weighted average number of shares outstanding, basic, during the year (in shares)	178,404,637	134,726,336	75,177,352
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	5,540,079	5,540,079	5,339,549
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	9,445,006	5,670,000	885,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	500,000	0	0
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	88,584	0	0